Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 1,710	$ 1,629
Repurchase agreements Gross recognized liabilities	2,594	803
Securities loaned Gross recognized liabilities	227	111
Total Gross recognized liabilities	4,531	2,543
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(946)	(1,130)
Total Gross amounts liabilities offset in consolidated balance sheet	(946)	(1,130)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	764	499
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	2,594	803
Securities loaned Net amounts liabilities presented in consolidated balance sheet	227	111
Total Net amounts liabilities presented in consolidated balance sheet	3,585	1,413
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(106)	(110)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(114)	(24)
Securities loaned Gross financial instruments not offset in consolidated balance sheet	0	0
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(220)	(134)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(2,480)	(779)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(224)	(110)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(2,704)	(889)
Derivative liabilities Net Amount	658	389
Repurchase agreements Net Amount	0	0
Securities loaned Net Amount	3	1
Total Net Amount Liabilities	$ 661	$ 390